Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Recoverable Taxes

	2020	2019

Prepayments of income taxes (IRPJ and CSLL)	122,070	225,465
Contributions over revenue (PIS and COFINS)	3,993	16,859
Taxes on services (ISS)	979	846
Value added taxes (VAT)	581	150
Total	127,623	243,320

Current	127,623	243,320
Non-current	—	—